Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0002124706
Registrant Name	Agero, Inc.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A